Vista Outdoor Inc. - 10-Q Fair Value of Financial Instruments (Fair Value of Financial Instruments) (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021
Fair value of assets and liabilities
Contingent consideration		$ 750,000
Vista Outdoor Inc.
Fair value of assets and liabilities
Contingent consideration	$ 2,806,000	3,556,000	$ 8,586,000
4.5% Senior Notes | Vista Outdoor Inc.
Fair value of assets and liabilities
Long-term debt, percentage bearing fixed interest, percentage rate				4.50%
4.5% Senior Notes | Vista Outdoor Inc.
Fair value of assets and liabilities
Face amount on debt instrument				$ 500,000,000
Long-term debt, percentage bearing fixed interest, percentage rate				4.50%
4.5% Senior Notes | Carrying Amount | Fair Value, Recurring | Vista Outdoor Inc.
Fair value of assets and liabilities
Fixed rate debt	500,000,000	500,000,000	500,000,000
4.5% Senior Notes | Fair Value | Fair Value, Recurring | Vista Outdoor Inc.
Fair value of assets and liabilities
Fixed rate debt	501,605,000	500,865,000	$ 404,000,000
2022 ABL Revolving Credit Facility | Carrying Amount | Fair Value, Recurring | Vista Outdoor Inc.
Fair value of assets and liabilities
Variable-rate debt	135,000,000	220,000,000
2022 ABL Revolving Credit Facility | Fair Value | Fair Value, Recurring | Vista Outdoor Inc.
Fair value of assets and liabilities
Variable-rate debt	$ 135,000,000	$ 220,000,000